New standards and interpretations (Details)	12 Months Ended
Dec. 31, 2025
Annual Improvements Volume 11 [Member]
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Standard	Annual Improvements – Volume 11
Description	The amendments alter certain requirements related to: transaction price and derecognition of lease liabilities (IFRS 9 - Financial Instruments); cost method (IAS 7 - Statement of Cash Flows); disclosure of gain or loss on derecognition of assets; and credit risk disclosures (IFRS 7 - Financial Instruments: Disclosures); determination of a ‘de facto agent’ (IFRS 10 - Consolidated Financial Statements); and hedge accounting by a first-time adopter (IFRS 1 - First-time Adoption of International Financial Reporting Standards).
Effective on	Jan. 01, 2026
Amendments To IFRS 9 And IFRS 7 [Member]
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Standard	Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7
Description	The amendments to IFRS 9 provide clarifications on: assessment of contractual cash flows for asset classification; financial assets with non-recourse features, and contractually linked instruments.
Effective on	Jan. 01, 2026
Amendments To I F R S 9 And I F R S 71 [Member]
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Standard	Contracts Referencing Nature-dependent Electricity Contracts - Amendments to IFRS 9 and IFRS 7
Description	The amendments introduce changes to IFRS 9 and IFRS 7 to help companies better report nature-dependent electricity contracts. These amendments comprise: clarifying the application of the ‘own-use’ requirements; permission of hedge accounting if these contracts are used as hedging instruments; and additional disclosure requirements.
Effective on	Jan. 01, 2026
Amendments To IFRS 18 [Member]
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Standard	IFRS 18 - Presentation and Disclosure in Financial Statements
Description	IFRS 18 establishes new requirements for the presentation and disclosure of financial statements, replacing IAS 1 - Presentation of Financial Statements. Among others, new requirements were included on:
Effective on	Jan. 01, 2027
Amendments To IFRS 19 [Member]
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Standard	IFRS 19 - Subsidiaries without Public Accountability: Disclosures
Description	IFRS 19 is a voluntary standard that enables eligible entities to provide reduced disclosures when applying IFRS accounting standards in their financial statements.
Effective on	Jan. 01, 2027
Amendments To I A S 21 [Member]
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Standard	Translation to a Hyperinflationary Presentation Currency - Amendments to IAS 21
Description	The amendments established changes to IAS 21 and IAS 29 to specify translation procedures for an entity whose presentation currency is that of a hyperinflationary economy. The changes apply when the entity translates to such a presentation currency:
Effective on	Jan. 01, 2027